Borrowings (Details) - Schedule of cash flows arising from financing activities $ in Thousands, $ in Thousands		12 Months Ended
		Jan. 03, 2021 MXN ($)	Jan. 03, 2021 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Long-term debt [Member]
Borrowings (Details) - Schedule of cash flows arising from financing activities [Line Items]
Balance		$ 666,806		$ 620,164
Changes that represent cash flows -
Loans obtained		1,712,207		104,500
Restricted cash	[1]	(42,915)		22,940
Payments		(1,757,112)		(82,996)
Changes that do not represent cash flows -
Interest expense
Borrowing costs capitalized in PP&E
Valuation effects of derivative financial instruments
Amortization of commissions and debt issuance costs		4,653		2,198
Balance		583,639		666,806
Interest payable [Member]
Borrowings (Details) - Schedule of cash flows arising from financing activities [Line Items]
Balance			$ 10,907	11,227
Changes that represent cash flows -
Loans obtained
Restricted cash	[1]
Payments		(121,297)		(95,033)
Changes that do not represent cash flows -
Interest expense		80,253		85,429
Borrowing costs capitalized in PP&E			33,460		$ 9,284
Valuation effects of derivative financial instruments
Amortization of commissions and debt issuance costs
Balance			3,323		10,907
Derivative financial instruments [Member]
Borrowings (Details) - Schedule of cash flows arising from financing activities [Line Items]
Balance			32,309	16,629
Changes that represent cash flows -
Loans obtained
Restricted cash	[1]
Payments
Changes that do not represent cash flows -
Interest expense
Borrowing costs capitalized in PP&E
Valuation effects of derivative financial instruments		287,985		15,680
Amortization of commissions and debt issuance costs
Balance			$ 320,294		$ 32,309

[1]	Balances in column “Long-term debt” in the table above, are netted with restricted cash balances.